Commitments	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments

Note 9 – Commitments

Registration and other stockholder rights

In connection with the various investment transactions, the Company entered into registration rights agreements with stockholders, pursuant to which the investors were granted certain demand registration rights and/or piggyback and/or resale registration rights in connection with subsequent registered offerings of the Company’s common stock.

Supply agreements

In June 2017, the Company entered into an agreement with Life Technologies Corporation (“LTC”) to supply the Company with QuantStudio 5 Real-Time PCR Systems (“QuantStudio 5”) to be used to run OpGen’s Acuitas AMR Gene Panel tests. Under the terms of the agreement, the Company must notify LTC of the number of QuantStudio 5s that it commits to purchase in the following quarter. As of September 30, 2019, the Company has acquired twenty-four QuantStudio 5s including nine in the nine months ended September 30, 2019. As of September 30, 2019, the Company has not committed to acquiring additional QuantStudio 5s in the next three months.

Note 9 - Commitments

Operating leases

The Company leases a facility in Gaithersburg, Maryland under an operating lease that expires January 31, 2021, with one additional five-year renewal at the Company’s election. The Company also leases a facility in Woburn, Massachusetts under an operating lease that expires January 30, 2022. Additionally, the Company leases office space in Denmark; this lease is currently on a month-to-month basis.

Rent expense under the Company’s facility operating leases for the year ended December 31, 2018 and 2017 was $984,639 and $949,244, respectively.

Capital leases

The Company leases lab equipment, office furniture, and computer equipment under various capital leases. The leases expire at various dates through 2021. The leases require monthly principal and interest payments. Following is a schedule by year of the estimated future minimum payments under all operating and capital leases as of December 31, 2018:

Year ending December 31,	Capital Leases	Operating Leases	Total
2019	$508,114	$1,107,565	$1,615,679
2020	408,264	1,125,940	1,534,204
2021	104,579	535,250	639,829
2022	—	40,080	40,080
2023 and thereafter	—	—	—
Total	1,020,957	$2,808,835	$3,829,792
Less: amount representing interest	(96,251)
Less: amount representing service costs	(88,172)
Net present value of future minimum lease payments	836,534
Current maturities	(399,345)
Long-term maturities	$437,189

Assets under capital leases were included in the following balance sheet categories as of December 31:

	2018	2017
Laboratory and manufacturing equipment	$1,563,346	$850,792
Office furniture and equipment	64,790	64,790
Computers and network equipment	24,350	24,350
Less accumulated amortization	(749,480)	(454,471)
Capital lease assets, net	$903,006	$485,461

Amortization expense associated with equipment under capital leases for the years ended December 31, 2018 and 2017 was $295,009 and $161,606, respectively, and is included within depreciation and amortization expense in the consolidated statements of operations.

Registration and other stockholder rights

In connection with the various investment transactions, the Company entered into registration rights agreements with stockholders, pursuant to which the investors were granted certain demand registration rights and/or piggyback and/or resale registration rights in connection with subsequent registered offerings of the Company’s common stock.

Restructuring

In early June 2017, the Company commenced a restructuring of its operations to improve efficiency and reduce its cost structure. The restructuring plans anticipate that the Company will consolidate operations for FDA-cleared and CE marked products and research and development activities for the Acuitas Rapid Test in Gaithersburg, Maryland, and reduce the size of its commercial organization while the Company works to complete the development of its Acuitas Rapid Test and Acuitas Lighthouse Knowledgebase products and services in development.

There were approximately $121,000 of one-time termination benefits that were recognized during the year ended December 31, 2017 related to the restructuring.  The Company does not anticipate any further one-time termination benefits related to the restructuring plan.  Retention agreements were issued to certain employees in which retention bonuses are earned and paid upon the completion of a designated service period.  The service periods ended in December 2017.  The Company incurred total retention expense of approximately $68,000 during the year ended December 31, 2017.  The future minimum lease payments for the Woburn facility were approximately $1.4 million as of December 31, 2018.  A liability for costs that will continue to be incurred under a contract for its remaining term without economic benefit to the entity shall be recognized at the cease-use date.  If the contract is an operating lease the fair value of the liability at the cease-use date shall be determined based on the remaining lease rentals, adjusted for the effects of any prepaid or deferred items recognized under the lease, and reduced by estimated sublease rentals that could be reasonably obtained for the property.  The Company expects the cease-use date for the Woburn facility to be in the first quarter of 2019.  We do not believe there will be significant additional costs related to restructuring outside of what is described herein.

Supply Agreements

In June 2017, the Company entered into an agreement with Life Technologies Corporation, a subsidiary of Thermo Fisher Scientific (“LTC”) to supply the Company with Thermo Fisher Scientific’s QuantStudio 5 Real-Time PCR Systems (“QuantStudio 5”) to be used to run OpGen’s Acuitas AMR Gene Panel tests. Under the terms of the agreement the Company must notify LTC of the number of QuantStudio 5s that it commits to purchase in the following quarter. As of December 31, 2018 the Company has acquired fifteen QuantStudio 5s including eleven in the twelve months ended December 31, 2018. As of December 31, 2018 the Company has committed to acquiring an additional three QuantStudio 5s at a total cost of approximately $135,000 in the next three months.